Summary of significant accounting policies (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Advertising expenditures	¥ 363.8	¥ 495.2	¥ 192.2
Total expenses for employee benefits	¥ 282.2	¥ 178.2	¥ 98.0